UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2023

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Income Plus Fund
Schedule of Investments	1
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31

Ultra-Short Duration Investment Grade Fund
Schedule of Investments	32
Statement of Assets and Liabilities	42
Statement of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	45

Notes to Financial Statements	46
Supplemental Information	63
Expense Examples	67

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 6.6%
1,989,691	1011778 BC ULC 7.598% (1-Month Term SOFR+225 basis points), 9/21/2030[2,3,4,5]	$1,992,884
1,160,526	AAdvantage Loyalty IP Ltd. 10.427% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	1,193,984
1,474,584	Allspring Buyer LLC 8.949% (3-Month Term SOFR+300 basis points), 11/1/2028[2,3,4]	1,471,701
1,657,241	AmWINS Group, Inc. 7.713% (1-Month Term SOFR+225 basis points), 2/22/2028[2,3,4]	1,661,906
1,994,845	Asplundh Tree Expert LLC 4.274% (1-Month Term SOFR+175 basis points), 9/6/2027[2,3,4,6,7]	1,999,563
1,995,000	Berry Global, Inc. 7.222% (1-Month Term SOFR+175 basis points), 7/1/2029[2,3,4,6,7]	1,999,778
1,496,164	Cable One, Inc. 2.457% (1-Month Term SOFR+200 basis points), 5/3/2028[2,3,4,6,7]	1,492,423
997,500	Calpine Construction Finance Co. LP 0.000% (1-Month Term SOFR+225 basis points), 7/20/2030[2,3,4,6,7]	998,872
989,664	Calpine Corp. 7.463% (1-Month Term SOFR+200 basis points), 8/12/2026[2,3,4]	992,603
1,750,000	Charter Communications Operating LLC 0.000% (1-Month Term SOFR+200 basis points), 12/9/2030[2,3,4,6,7]	1,746,955
2,000,000	Constellation Renewables LLC 4.080% (3-Month USD Libor+275 basis points), 12/15/2027[2,3,4,6,7]	2,002,180
1,994,446	Elanco Animal Health, Inc. 4.314% (1-Month Term SOFR+175 basis points), 8/1/2027[2,3,4,6,7]	1,984,753
2,444,868	Entain Holdings Gibraltar Ltd. 7.990% (6-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	2,454,476
1,994,890	FleetCor Technologies Operating Co. LLC 6.134% (1-Month Term SOFR+175 basis points), 5/1/2028[2,3,4,6,7]	1,998,790
1,700,000	Flutter Financing B.V. 7.598% (1-Month Term SOFR+225 basis points), 11/25/2030[2,3,4,5]	1,706,375
1,496,124	Froneri US, Inc. 2.654% (1-Month Term SOFR+225 basis points), 1/31/2027[2,3,4,6,7]	1,499,565
1,469,432	Go Daddy Operating Co. LLC 7.848% (1-Month Term SOFR+325 basis points), 11/10/2029[2,3,4]	1,476,125
1,496,173	Great Outdoors Group LLC 9.402% (1-Month Term SOFR+375 basis points), 3/5/2028[2,3,4,6,7]	1,498,044
900,000	GTCR W Merger Sub LLC 3.000% (1-Month Term SOFR+300 basis points), 9/20/2030[2,3,4,6,7]	905,063
1,994,872	Hudson River Trading LLC 8.463% (1-Month Term SOFR+300 basis points), 3/18/2028[2,3,4,6,7]	1,991,291
1,385,736	Iridium Satellite LLC 7.848% (1-Month Term SOFR+250 basis points), 9/20/2030[2,3,4]	1,391,321
1,500,000	Iron Mountain, Inc. 0.000% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4,6,7]	1,502,348

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,666,734	Jane Street Group LLC 8.213% (1-Month Term SOFR+275 basis points), 1/26/2028[2,3,4]	$1,675,767
1,994,949	MKS Instruments, Inc. 0.000% (1-Month Term SOFR+250 basis points), 8/17/2029[2,3,4,6,7]	2,002,969
1,259,076	NAB Holdings LLC 8.540% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	1,262,337
1,993,975	NortonLifeLock, Inc. 7.448% (1-Month Term SOFR+200 basis points), 9/12/2029[2,3,4,6,7]	1,999,269
2,000,000	Nuvei Technologies Corp. 0.000% (1-Month Term SOFR+300 basis points), 12/19/2030[2,3,4,5,6,7]	2,002,190
1,350,000	Pike Corp. 8.463% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,356,325
1,984,252	SBA Senior Finance II LLC 7.200% (1-Month Term SOFR+175 basis points), 4/11/2025[2,4]	1,989,739
2,787,176	SkyMiles IP Ltd. 8.558% (1-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	2,858,305
389,512	SS&C Technologies, Inc. 6.673% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4,6,7]	390,616
655,488	6.673% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4,6,7]	657,346
1,500,000	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4,6,7]	1,501,943
1,996,399	WMG Acquisition Corp. 7.588% (1-Month Term SOFR+212.5 basis points), 1/20/2028[2,3,4,6,7]	2,000,641
	TOTAL BANK LOANS (Cost $55,360,123)	55,658,447
	BONDS — 88.7%
	ASSET-BACKED SECURITIES — 44.7%
6,250,000	522 Funding CLO Ltd. Series 2019-5A, Class AR, 6.724% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,8]	6,214,417
1,500,000	Series 2019-5A, Class ER, 12.154% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,401,574
1,750,000	AIMCO CLO Ltd. Series 2017-AA, Class AR, 6.727% (3-Month Term SOFR+131.16 basis points), 4/20/2034[3,4,8]	1,743,984
2,500,000	Series 2022-18A, Class D, 10.266% (3-Month Term SOFR+485 basis points), 7/20/2035[3,4,8]	2,534,732
1,725,000	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	1,727,598
1,625,000	ALM Ltd. Series 2020-1A, Class D, 11.655% (3-Month Term SOFR+626.16 basis points), 10/15/2029[3,4,8]	1,576,399

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
4,000,000	American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 5/15/2027[3]	$3,919,844
386,789	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 6.710% (3-Month Term SOFR+131.16 basis points), 7/24/2029[3,4,8]	387,206
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	1,795,490
1,500,000	Annisa CLO Series 2016-2A, Class DR, 8.677% (3-Month Term SOFR+326.16 basis points), 7/20/2031[3,4,8]	1,493,912
1,000,000	Apidos CLO Ltd. Series 2023-45A, Class E, 13.780% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,8]	1,008,318
1,000,000	Ares CLO Ltd. Series 2015-38A, Class DR, 8.177% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	969,330
1,750,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.877% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	1,550,282
769,600	Atrium Series 9A, Class DR, 9.248% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,8]	768,146
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 8.724% (3-Month Term SOFR+331.16 basis points), 7/23/2030[3,4,8]	1,236,045
1,400,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 8.924% (3-Month Term SOFR+351.16 basis points), 1/22/2035[3,4,8]	1,374,610
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 12.405% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	1,237,586
1,000,000	Barings CLO Ltd. Series 2017-1A, Class E, 11.657% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	992,575
1,000,000	Series 2018-2A, Class C, 8.355% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	987,769
3,069,172	Series 2015-IA, Class AR, 6.667% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,8]	3,066,870
1,000,000	Series 2020-4A, Class D1, 9.377% (3-Month Term SOFR+396.16 basis points), 1/20/2032[3,4,8]	997,863
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.606% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,658,695

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
2,000,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 9.110% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	$1,879,656
56,253	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.746%, 7/25/2034[3,9]	51,562
1,850,000	Benefit Street Partners CLO Ltd. Series 2017-12A, Class C, 8.705% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,851,285
1,000,000	Series 2015-8A, Class CR, 8.427% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,8]	942,901
2,000,000	Series 2018-5BA, Class C, 8.607% (3-Month Term SOFR+319.16 basis points), 4/20/2031[3,4,8]	1,987,742
500,000	Series 2018-14A, Class E, 11.027% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	471,343
800,000	Series 2019-19A, Class E, 12.675% (3-Month Term SOFR+728.16 basis points), 1/15/2033[3,4,8]	800,536
1,850,000	Series 2019-18A, Class A1R, 6.825% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,8]	1,846,640
750,000	Series 2020-21A, Class ER, 12.355% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	744,790
1,000,000	Series 2019-18A, Class ER, 12.405% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	994,565
1,000,000	Series 2021-24A, Class E, 12.287% (3-Month Term SOFR+687.16 basis points), 10/20/2034[3,4,8]	978,808
1,750,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.890% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	1,741,154
1,488,114	BMW Vehicle Lease Trust Series 2021-2, Class A4, 0.430%, 1/27/2025[3]	1,482,181
897,011	Series 2022-1, Class A3, 1.100%, 3/25/2025[3]	891,945
304,737	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 6.827% (3-Month Term SOFR+141.16 basis points), 10/20/2029[3,4,8]	304,798
4,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	4,432,166
1,000,000	Carlyle U.S. CLO Ltd. Series 2016-4A, Class DR, 11.077% (3-Month Term SOFR+566.16 basis points), 10/20/2027[3,4,8]	958,053
2,002,447	CarMax Auto Owner Trust Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	1,958,303

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 7.755% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,8]	$2,003,380
2,800,000	CIFC European Funding CLO Series 3X, Class D, 7.565% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,995,656
1,439,329	CIFC Funding Ltd. Series 2015-3A, Class AR, 6.528% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,8]	1,436,717
2,391,530	Series 2014-2RA, Class A1, 6.710% (3-Month Term SOFR+131.16 basis points), 4/24/2030[3,4,8]	2,386,513
1,000,000	Series 2018-2A, Class D, 11.527% (3-Month Term SOFR+611.16 basis points), 4/20/2031[3,4,8]	958,198
4,446,941	Series 2013-3RA, Class A1, 6.640% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,8]	4,447,836
1,000,000	Series 2018-4A, Class C, 8.614% (3-Month Term SOFR+321.16 basis points), 10/17/2031[3,4,8]	1,001,780
1,000,000	Series 2018-4A, Class D, 11.564% (3-Month Term SOFR+616.16 basis points), 10/17/2031[3,4,8]	959,175
1,250,000	Series 2018-5A, Class D, 11.805% (3-Month Term SOFR+641.16 basis points), 1/15/2032[3,4,8]	1,234,015
1,900,000	Series 2019-1A, Class AR, 6.777% (3-Month Term SOFR+136.16 basis points), 4/20/2032[3,4,8]	1,900,475
1,000,000	Series 2019-1A, Class DR, 8.777% (3-Month Term SOFR+336.16 basis points), 4/20/2032[3,4,8]	1,001,847
5,456,645	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	4,392,108
5,518,782	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,8,9]	4,832,334
800,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 9.407% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	797,129
750,000	Series 2016-1A, Class DR, 9.024% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	715,159
4,784,502	CSMC Series 2021-NQM4, Class A1, 1.101%, 5/25/2066[3,8,9]	3,977,194
608,860	Daimler Trucks Retail Trust Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	608,130
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.298% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,396,697
4,000,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,8]	4,033,832

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.405% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	$564,426
1,427,732	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.575% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,8]	1,427,705
1,669,750	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,8]	1,664,594
363,406	DLLMT LLC Series 2023-1A, Class A1, 5.533%, 5/20/2024[3,8]	363,406
1,000,000	Dryden CLO Ltd. Series 2018-57A, Class D, 8.191% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	939,351
5,500,000	Series 2019-80A, Class AR, 6.653% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,8]	5,460,399
1,500,000	Series 2020-77A, Class ER, 11.499% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	1,329,628
1,000,000	Series 2020-86A, Class DR, 8.864% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,8]	979,106
2,000,000	Series 2019-76A, Class DR, 8.977% (3-Month Term SOFR+356.16 basis points), 10/20/2034[3,4,8]	1,966,714
1,500,000	Dryden Euro CLO Series 2021-91X, Class D, 8.825% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,613,323
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,255,985
679,268	Dryden Senior Loan Fund Series 2013-30A, Class AR, 6.461% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,8]	677,390
1,677,639	Series 2014-36A, Class AR3, 6.675% (3-Month Term SOFR+128.16 basis points), 4/15/2029[3,4,8]	1,676,111
1,500,000	Series 2017-49A, Class DR, 9.057% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	1,456,918
1,500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 8.177% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,454,021
250,000	Series 2014-1RA, Class E, 11.355% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	226,973
1,850,000	Series 2019-1A, Class DR, 9.155% (3-Month Term SOFR+376.16 basis points), 4/15/2031[3,4,8]	1,845,434
2,250,000	Series 2013-1A, Class D3R, 12.455% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	2,226,497

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-2A, Class ER, 12.155% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	$985,026
4,538,983	Ellington Financial Mortgage Trust Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,638,131
4,680,919	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	3,731,512
785,290	Enterprise Fleet Financing LLC Series 2023-2, Class A1, 5.793%, 6/20/2024[3,8]	785,464
725,072	Fifth Third Auto Trust Series 2023-1, Class A1, 5.618%, 8/15/2024[3]	725,154
3,250,000	Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	3,256,019
1,000,000	Flatiron CLO Ltd. Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,8]	999,987
1,955,207	Ford Credit Auto Lease Trust Series 2022-A, Class A3, 3.230%, 5/15/2025[3]	1,946,460
1,165,947	Series 2023-A, Class A2A, 5.190%, 6/15/2025[3]	1,164,714
3,350,000	Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.440%, 9/15/2026[3]	3,281,007
1,947,148	Galaxy CLO Ltd. Series 2017-23A, Class AR, 6.530% (3-Month Term SOFR+113.16 basis points), 4/24/2029[3,4,8]	1,944,678
2,859,686	Series 2015-19A, Class A1RR, 6.610% (3-Month Term SOFR+121.16 basis points), 7/24/2030[3,4,8]	2,855,147
2,719,709	Series 2013-15A, Class ARR, 6.625% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,8]	2,716,747
1,500,000	Series 2017-24A, Class D, 8.105% (3-Month Term SOFR+271.16 basis points), 1/15/2031[3,4,8]	1,472,490
1,000,000	Series 2023-32A, Class E, 12.704% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	999,046
2,279,543	GCAT Trust Series 2021-NQM7, Class A1, 1.915%, 8/25/2066[3,8,9]	1,994,915
1,000,000	Generate CLO Ltd. Series 9A, Class E, 12.527% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	990,799
1,750,000	Series 6A, Class DR, 9.174% (3-Month Term SOFR+376.16 basis points), 1/22/2035[3,4,8]	1,754,640
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 12.055% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	1,449,595
2,752,655	GM Financial Automobile Leasing Trust Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	2,735,305

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
157,836	GM Financial Consumer Automobile Receivables Trust Series 2022-2, Class A2, 2.520%, 5/16/2025[3]	$157,528
2,096,893	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	2,080,909
4,010,000	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	3,926,865
838,006	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	836,317
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 9.243% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,015,549
500,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2020-7A, Class FR, 13.427% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	442,212
1,000,000	Series 2021-10A, Class F, 13.467% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	863,363
1,075,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2, 8.652% (3-Month Term SOFR+326.16 basis points), 10/29/2029[3,4,8]	1,080,104
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 8.155% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,8]	1,828,840
964,850	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.937% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,8]	966,347
830,000	Series 2017-1A, Class E, 11.377% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	814,870
3,850,000	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	3,867,302
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 5.265% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,065,179
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DRR, 8.805% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	959,807
69,329	Honda Auto Receivables Owner Trust Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	69,141
869,470	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	858,976
1,250,000	HPS Loan Management Ltd. Series 13A-18, Class D, 8.655% (3-Month Term SOFR+326.16 basis points), 10/15/2030[3,4,8]	1,229,893
2,625,000	Series 6A-2015, Class CR, 8.154% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	2,538,570
2,500,000	Series 14A-19, Class ER, 11.790% (3-Month Term SOFR+641.16 basis points), 1/25/2034[3,4,8]	2,398,100

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
2,250,000	Series 15A-19, Class ER, 12.212% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	$2,153,573
4,450,000	Hyundai Auto Lease Securitization Trust Series 2021-C, Class B, 0.760%, 2/17/2026[3,8]	4,404,565
1,597,159	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	1,554,079
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.412% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,014,886
2,000,000	Invesco Euro CLO Series 6X, Class B1, 5.615% (3-Month Euribor+165 basis points), 7/15/2034[3,4]	2,128,505
4,467,405	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	4,460,927
1,404,927	KKR CLO Ltd. Series 18, Class AR, 6.597% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,8]	1,403,944
2,407,456	KKR Financial CLO Ltd. Series 2013-1A, Class A1R, 6.945% (3-Month Term SOFR+155.16 basis points), 4/15/2029[3,4,8]	2,406,028
750,000	LCM LP Series 18A, Class DR, 8.477% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	687,540
1,800,000	Madison Park Funding Ltd. Series 2019-33A, Class AR, 6.684% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,8]	1,796,673
1,079,291	Magnetite Ltd. Series 2012-7A, Class A1R2, 6.455% (3-Month Term SOFR+106.16 basis points), 1/15/2028[3,4,8]	1,076,647
1,250,000	Series 2014-8A, Class ER2, 11.305% (3-Month Term SOFR+591.16 basis points), 4/15/2031[3,4,8]	1,242,188
1,491,030	Series 2016-17A, Class AR, 6.777% (3-Month Term SOFR+136.16 basis points), 7/20/2031[3,4,8]	1,491,278
500,000	Series 2015-12A, Class ER, 11.335% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,8]	479,573
1,000,000	Series 2020-25A, Class E, 11.990% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,8]	994,576
2,050,000	Mariner CLO LLC Series 2016-3A, Class BR2, 7.174% (3-Month Term SOFR+176.16 basis points), 7/23/2029[3,4,8]	2,045,858
2,000,000	Series 2016-3A, Class DR2, 8.574% (3-Month Term SOFR+316.16 basis points), 7/23/2029[3,4,8]	1,982,945

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
4,000,000	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	$3,984,988
3,425,000	Series 2021-B, Class A4, 0.510%, 3/15/2027[3]	3,407,222
2,242,553	Milos CLO Ltd. Series 2017-1A, Class AR, 6.747% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,8]	2,243,035
1,350,083	MMAF Equipment Finance LLC Series 2022-A, Class A2, 2.770%, 2/13/2025[3,8]	1,343,392
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 12.244% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	2,472,375
1,000,000	Series 2022-17A, Class E, 13.316% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,005,933
500,000	Series 2022-18A, Class E, 13.916% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	506,748
875,000	Mountain View CLO Ltd. Series 2015-9A, Class CR, 8.775% (3-Month Term SOFR+338.16 basis points), 7/15/2031[3,4,8]	803,471
1,500,000	Series 2019-1A, Class DR, 9.595% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	1,490,066
1,750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 8.255% (3-Month Term SOFR+286.16 basis points), 1/15/2030[3,4,8]	1,721,446
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.985% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,037,293
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 12.335% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,491,986
2,773,072	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 6.749% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,8]	2,769,860
750,000	Series 2016-1A, Class DR, 11.899% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,8]	685,146
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.427% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	2,520,852
118,126	OBX Trust Series 2018-EXP1, Class 2A1, 6.320% (1-Month Term SOFR+96.45 basis points), 4/25/2048[3,4,8]	117,700
1,240,576	Series 2020-INV1, Class A11, 6.000% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,8]	1,170,467

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
2,650,000	OCP CLO Ltd. Series 2014-6A, Class BR, 7.814% (3-Month Term SOFR+241.16 basis points), 10/17/2030[3,4,8]	$2,647,051
1,250,000	Series 2017-14A, Class C, 8.229% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	1,221,393
2,000,000	Series 2017-14A, Class D, 11.429% (3-Month Term SOFR+606.16 basis points), 11/20/2030[3,4,8]	1,934,439
3,894,814	Series 2014-5A, Class A1R, 6.721% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,8]	3,895,247
500,000	Series 2020-8RA, Class D, 12.664% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	495,388
1,000,000	Series 2020-18A, Class ER, 12.107% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	977,151
1,000,000	Series 2016-12A, Class ER2, 12.545% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	994,799
1,000,000	Series 2021-22A, Class D, 8.777% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	991,588
1,000,000	Series 2021-22A, Class E, 12.277% (3-Month Term SOFR+686.16 basis points), 12/2/2034[3,4,8]	980,033
1,500,000	Series 2023-30A, Class E, 12.337% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,485,000
1,000,000	Octagon Investment Partners Ltd. Series 2012-1A, Class CRR, 9.555% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,8]	992,565
750,000	Series 2014-1A, Class DRR, 8.424% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,8]	734,663
1,250,000	Series 2017-1A, Class A2R, 7.127% (3-Month Term SOFR+171.16 basis points), 3/17/2030[3,4,8]	1,238,596
2,500,000	Series 2020-3A, Class AR, 6.827% (3-Month Term SOFR+141.16 basis points), 10/20/2034[3,4,8]	2,497,824
1,000,000	OHA Credit Partners Ltd. Series 2017-15A, Class D, 8.127% (3-Month Term SOFR+271.16 basis points), 1/20/2030[3,4,8]	981,069
2,750,000	Series 2012-7A, Class D2R3, 9.879% (3-Month Term SOFR+451.16 basis points), 2/20/2034[3,4,8]	2,770,746
1,000,000	OSD CLO Ltd. Series 2021-23A, Class D, 8.614% (3-Month Term SOFR+321.16 basis points), 4/17/2031[3,4,8]	988,758
1,000,000	Series 2021-23A, Class E, 11.664% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	953,065

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
1,500,000	OZLM Ltd. Series 2014-8A, Class DRR, 11.744% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	$1,468,047
2,000,000	Series 2014-6A, Class CS, 8.794% (3-Month Term SOFR+339.16 basis points), 4/17/2031[3,4,8]	1,958,721
3,250,000	Series 2014-9A, Class A1A3, 6.777% (3-Month Term SOFR+136.16 basis points), 10/20/2031[3,4,8]	3,251,760
750,000	Series 2019-23A, Class DR, 9.405% (3-Month Term SOFR+401.16 basis points), 4/15/2034[3,4,8]	738,246
1,250,000	Post CLO Ltd. Series 2021-1A, Class D, 8.955% (3-Month Term SOFR+356.16 basis points), 10/15/2034[3,4,8]	1,229,911
4,500,000	Series 2022-1A, Class A, 6.796% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,8]	4,479,144
2,250,000	Series 2022-1A, Class E, 12.166% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	2,144,563
4,000,000	Series 2023-1A, Class A, 7.366% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,8]	4,024,456
1,500,000	Series 2023-1A, Class D, 10.666% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,8]	1,523,807
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.274% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	1,377,202
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 14.147% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	864,829
1,500,000	Regatta Funding Ltd. Series 2016-1A, Class DR2, 8.777% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,8]	1,492,762
1,500,000	Series 2016-1A, Class ER2, 12.032% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	1,453,971
1,750,000	Rockford Tower CLO Ltd. Series 2020-1A, Class E, 12.577% (3-Month Term SOFR+716.16 basis points), 1/20/2032[3,4,8]	1,720,256
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.525% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	2,351,915
2,000,000	Sound Point CLO Ltd. Series 2019-1A, Class DR, 9.177% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,863,038
1,500,000	Series 2019-3A, Class DR, 9.140% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	1,375,031

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
5,914,364	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[3,8,9]	$4,831,036
2,000,000	Stratus CLO Ltd. Series 2021-1A, Class B, 7.077% (3-Month Term SOFR+166.16 basis points), 12/29/2029[3,4,8]	1,981,019
1,500,000	Series 2021-1A, Class C, 7.427% (3-Month Term SOFR+201.16 basis points), 12/29/2029[3,4,8]	1,478,659
1,750,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 9.405% (3-Month Term SOFR+401.16 basis points), 1/16/2032[3,4,8]	1,749,955
1,750,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.990% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,8]	1,707,432
1,064,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 12.105% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	946,756
3,500,000	Series 2016-1A, Class AR2, 6.675% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,8]	3,489,765
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 8.607% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	918,668
1,555,701	Series 2014-2A, Class AR, 6.795% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,8]	1,557,496
2,100,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.414% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	1,961,730
755,725	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	754,715
2,725,396	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,8]	2,721,693
1,150,000	Trinitas CLO Ltd. Series 2022-21A, Class C, 9.616% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,8]	1,161,351
3,324,005	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,8,9]	2,742,789
763,229	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	731,281
1,118,812	VMC Finance LLC Series 2021-HT1, Class A, 7.123% (1-Month Term SOFR+176.45 basis points), 1/18/2037[3,4,8]	1,100,267

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
792,735	Voya CLO Ltd. Series 2015-1A, Class A1R, 6.557% (3-Month Term SOFR+116.16 basis points), 1/18/2029[3,4,8]	$792,742
2,000,000	Series 2015-1A, Class CR, 8.007% (3-Month Term SOFR+261.16 basis points), 1/18/2029[3,4,8]	1,980,082
1,250,000	Series 2017-1A, Class C, 8.994% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,8]	1,213,153
1,231,174	Series 2017-2A, Class A1R, 6.635% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,8]	1,229,825
1,000,000	Series 2013-1A, Class CR, 8.605% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	958,336
2,000,000	Series 2013-2A, Class CR, 8.390% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,8]	1,851,431
2,000,000	Series 2016-3A, Class CR, 8.907% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	1,865,639
1,000,000	Series 2019-4A, Class ER, 12.365% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	958,365
1,500,000	Series 2022-1A, Class E, 12.886% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	1,474,284
1,250,000	Series 2022-3A, Class ER, 13.416% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,261,976
1,750,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,800,863
1,258,271	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 6.657% (3-Month Term SOFR+124.16 basis points), 7/20/2030[3,4,8]	1,257,444
98,457	World Omni Auto Receivables Trust Series 2020-B, Class A3, 0.630%, 5/15/2025[3]	98,246
4,459,360	Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	4,328,687
977,799	World Omni Select Auto Trust Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	960,064
4,177,282	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	4,179,400
	TOTAL ASSET-BACKED SECURITIES (Cost $379,843,201)	377,832,485
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 6.626% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,8]	1,126,343
2,550,000	BBCMS Mortgage Trust Series 2019-BWAY, Class A, 6.432% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,8]	2,001,411

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,000,000	Series 2019-BWAY, Class D, 7.636% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,8]	$750,014
1,000,000	Series 2018-TALL, Class B, 6.530% (1-Month Term SOFR+116.8 basis points), 3/15/2037[4,8]	877,997
2,650,000	Series 2020-BID, Class A, 7.616% (1-Month Term SOFR+225.45 basis points), 10/15/2037[4,8]	2,622,305
3,025,000	BFLD Trust Series 2021-FPM, Class A, 7.076% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,8]	2,957,830
3,000,000	BPR Trust Series 2022-OANA, Class A, 7.260% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,8]	2,961,855
2,791,692	Series 2021-WILL, Class A, 7.226% (1-Month Term SOFR+186.45 basis points), 6/15/2038[4,8]	2,714,809
1,000,000	Series 2021-WILL, Class B, 8.476% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,8]	957,693
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[8]	2,004,182
1,250,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 6.658% (1-Month Term SOFR+129.6 basis points), 9/15/2033[3,4,8]	1,129,337
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 6.509% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,8]	205,196
750,000	CSMC Series 2020-FACT, Class B, 7.726% (1-Month Term SOFR+236.45 basis points), 10/15/2037[4,8]	713,789
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,303,521
674,439	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.552%, 5/28/2035[3,9]	650,887
925,000	Great Wolf Trust Series 2019-WOLF, Class B, 7.010% (1-Month Term SOFR+144.85 basis points), 12/15/2036[4,8]	919,661
3,115,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,260,680
1,783,000	Hilton Orlando Trust Series 2018-ORL, Class A, 6.429% (1-Month Term SOFR+106.7 basis points), 12/15/2034[4,8]	1,770,205
1,055,000	Series 2018-ORL, Class B, 6.709% (1-Month Term SOFR+134.7 basis points), 12/15/2034[4,8]	1,046,185
26,868	Mellon Residential Funding Series 1999-TBC3, Class A2, 6.020%, 10/20/2029[3,9]	27,083

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,500,000	MTK Mortgage Trust Series 2021-GRNY, Class A, 7.226% (1-Month Term SOFR+186.45 basis points), 12/15/2038[4,8]	$2,377,806
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 6.571% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,8]	2,665,060
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	92,560
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $40,405,469)	35,136,409
	CORPORATE — 26.7%
	BASIC MATERIALS — 1.2%
1,500,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028[3,5,8]	1,510,353
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,476,857
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,610,237
1,000,000	INEOS Finance PLC 2.125%, 11/15/2025[3]	1,070,699
1,309,000	Nucor Corp. 3.950%, 5/23/2025	1,289,129
1,671,000	Sherwin-Williams Co. 4.250%, 8/8/2025	1,654,679
		10,611,954
	COMMUNICATIONS — 1.6%
2,075,000	Comcast Corp. 3.150%, 3/1/2026[3]	2,014,895
1,675,000	eBay, Inc. 1.400%, 5/10/2026[3]	1,551,104
2,155,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	2,158,264
2,064,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	1,977,993
3,645,000	TWDC Enterprises Corp. 1.850%, 7/30/2026	3,410,878
2,219,000	Verizon Communications, Inc. 6.127% (SOFR Index+79 basis points), 3/20/2026[4]	2,221,033
		13,334,167

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued)
	CONSUMER, CYCLICAL — 5.2%
2,590,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,8]	$2,394,799
1,330,000	Air Canada 3.875%, 8/15/2026[3,5,8]	1,271,507
1,490,000	Beacon Roofing Supply, Inc. 6.500%, 8/1/2030[3,8]	1,524,623
500,000	BMW U.S. Capital LLC 0.800%, 4/1/2024[8]	494,267
950,000	3.150%, 4/18/2024[3,8]	943,272
1,427,000	Caesars Entertainment, Inc. 6.250%, 7/1/2025[3,8]	1,431,957
1,255,000	Choice Hotels International, Inc. 3.700%, 12/1/2029[3]	1,113,275
1,235,000	Dufry One B.V. 2.500%, 10/15/2024[3]	1,344,248
2,475,000	Ford Motor Credit Co. LLC 4.271%, 1/9/2027[3]	2,375,144
1,378,000	General Motors Financial Co., Inc. 6.020% (SOFR Rate+62 basis points), 10/15/2024[4]	1,375,803
2,019,000	6.440% (SOFR Rate+104 basis points), 2/26/2027[4]	1,995,630
2,245,000	Hyatt Hotels Corp. 1.800%, 10/1/2024[3]	2,179,269
4,446,000	Hyundai Capital America 2.750%, 9/27/2026[8]	4,153,627
784,000	International Game Technology PLC 6.250%, 1/15/2027[3,5,8]	796,128
2,250,000	Lowe's Cos., Inc. 2.500%, 4/15/2026[3]	2,143,760
4,015,000	McDonald's Corp. 3.375%, 5/26/2025[3]	3,934,551
3,475,000	Mercedes-Benz Finance North America LLC 5.200%, 8/3/2026[8]	3,523,052
1,557,500	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,8]	1,563,059
1,750,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,8]	1,549,804
240,000	Starbucks Corp. 5.766% (SOFR Index+42 basis points), 2/14/2024[3,4]	240,001
2,760,000	2.000%, 3/12/2027[3]	2,556,958

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) CONSUMER, CYCLICAL (Continued)
1,195,000	Toyota Motor Credit Corp. 5.683% (SOFR Index+33 basis points), 1/11/2024[4]	$1,194,987
1,000,000	6.010% (SOFR Rate+62 basis points), 6/13/2024[4]	1,000,966
930,000	4.450%, 5/18/2026	928,927
930,000	6.234% (SOFR Index+89 basis points), 5/18/2026[4]	935,095
600,000	ZF Europe Finance B.V. 6.125%, 3/13/2029[3]	705,808
		43,670,517
	CONSUMER, NON-CYCLICAL — 5.9%
2,175,000	AbbVie, Inc. 2.950%, 11/21/2026[3]	2,086,264
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,8]	1,922,806
3,219,000	Astrazeneca Finance LLC 1.200%, 5/28/2026[3]	2,979,664
1,274,000	Baxter International, Inc. 5.784% (SOFR Index+44 basis points), 11/29/2024[4]	1,271,106
4,037,000	Biogen, Inc. 4.050%, 9/15/2025[3]	3,973,215
2,515,000	Cargill, Inc. 3.625%, 4/22/2027[3,8]	2,448,463
700,000	Coty, Inc. 5.750%, 9/15/2028[3]	815,900
2,225,000	CVS Health Corp. 3.875%, 7/20/2025[3]	2,187,226
1,949,000	Elevance Health, Inc. 2.375%, 1/15/2025[3]	1,893,635
2,055,000	Global Payments, Inc. 1.200%, 3/1/2026[3]	1,888,810
965,000	Haleon U.S. Capital LLC 3.024%, 3/24/2024[3]	959,079
1,315,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	1,284,873
1,000,000	IQVIA, Inc. 2.250%, 3/15/2029[3]	1,014,368
1,380,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 2.500%, 1/15/2027[3,5]	1,270,821
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,673,659

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) CONSUMER, NON-CYCLICAL (Continued)
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,8]	$1,566,688
2,250,000	Moody's Corp. 3.750%, 3/24/2025[3]	2,215,964
3,475,000	Nestle Holdings, Inc. 5.250%, 3/13/2026[8]	3,533,616
3,575,000	PepsiCo, Inc. 5.746% (SOFR Index+40 basis points), 11/12/2024[4]	3,580,988
3,595,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,5]	3,585,765
1,050,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.750%, 4/15/2026[8]	1,056,350
1,000,000	Roche Holdings, Inc. 5.960% (SOFR Rate+56 basis points), 3/10/2025[4,8]	1,003,227
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	730,337
2,235,000	Universal Health Services, Inc. 2.650%, 10/15/2030[3]	1,896,172
2,360,000	Utah Acquisition Sub, Inc. 3.950%, 6/15/2026[3]	2,281,773
		50,120,769
	ENERGY — 2.9%
1,126,000	Boardwalk Pipelines LP 4.450%, 7/15/2027[3]	1,103,308
1,612,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	1,574,640
4,000,000	Enbridge, Inc. 5.975% (SOFR Index+63 basis points), 2/16/2024[4,5]	4,001,176
1,985,000	Energy Transfer LP 5.625%, 5/1/2027[3,8]	1,979,541
2,110,000	Enterprise Products Operating LLC 3.700%, 2/15/2026[3]	2,078,785
1,230,000	Hess Midstream Operations LP 5.125%, 6/15/2028[3,8]	1,187,838
815,000	Kinetik Holdings LP 6.625%, 12/15/2028[3,8]	830,840
2,925,000	Magellan Midstream Partners LP 5.000%, 3/1/2026[3]	2,920,826
2,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,10]	2,022,745

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) ENERGY (Continued)
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,8]	$1,375,783
2,160,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,5,8]	2,096,410
2,400,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,5]	2,394,521
1,085,000	6.853% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	1,086,522
		24,652,935
	FINANCIAL — 2.0%
857,000	American Express Co. 6.068% (SOFR Index+72 basis points), 5/3/2024[4]	857,531
794,000	6.330% (SOFR Rate+93 basis points), 3/4/2025[3,4]	795,994
3,900,000	American Tower Corp. 3.375%, 10/15/2026[3]	3,738,871
2,750,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	2,723,383
2,750,000	Crown Castle, Inc. 1.050%, 7/15/2026[3]	2,482,606
1,920,000	Iron Mountain, Inc. 5.000%, 7/15/2028[3,8]	1,846,472
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[8]	581,823
1,410,000	Nasdaq, Inc. 5.650%, 6/28/2025	1,424,152
2,205,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[3,8]	2,123,380
		16,574,212
	INDUSTRIAL — 3.7%
1,205,000	Advanced Drainage Systems, Inc. 6.375%, 6/15/2030[3,8]	1,214,801
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	986,675
4,600,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,8]	4,509,339
4,290,000	Caterpillar Financial Services Corp. 0.900%, 3/2/2026	3,976,911
2,430,000	CSX Corp. 2.600%, 11/1/2026[3]	2,312,660
964,000	GFL Environmental, Inc. 5.125%, 12/15/2026[3,5,8]	954,453

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) INDUSTRIAL (Continued)
3,435,000	Graphic Packaging International LLC 0.821%, 4/15/2024[3,8]	$3,389,438
3,960,000	John Deere Capital Corp. 4.750%, 6/8/2026	3,988,334
1,015,000	MasTec, Inc. 4.500%, 8/15/2028[3,8]	954,421
2,620,000	Regal Rexnord Corp. 6.050%, 4/15/2028[3,8]	2,654,406
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	537,658
935,000	Sealed Air Corp./Sealed Air Corp. US 6.125%, 2/1/2028[3,8]	943,660
1,013,000	Silgan Holdings, Inc. 1.400%, 4/1/2026[3,8]	925,635
1,750,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	1,832,900
1,290,000	Summit Materials LLC / Summit Materials Finance Corp. 6.500%, 3/15/2027[3,8]	1,291,631
485,000	7.250%, 1/15/2031[3,8]	511,350
		30,984,272
	TECHNOLOGY — 2.8%
645,000	Apple, Inc. 3.250%, 2/23/2026[3]	629,555
2,205,000	ASGN, Inc. 4.625%, 5/15/2028[3,8]	2,096,133
2,190,000	Booz Allen Hamilton, Inc. 3.875%, 9/1/2028[3,8]	2,065,174
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	2,696,883
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,549,596
3,325,000	Intel Corp. 4.875%, 2/10/2026	3,350,529
1,030,000	International Business Machines Corp. 4.000%, 7/27/2025	1,019,118
2,950,000	3.300%, 5/15/2026	2,865,477
1,960,000	Kyndryl Holdings, Inc. 2.050%, 10/15/2026[3]	1,785,144
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,518,095

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) TECHNOLOGY (Continued)
3,710,000	Oracle Corp. 2.650%, 7/15/2026[3]	$3,519,358
		24,095,062
	UTILITIES — 1.4%
2,391,000	AES Corp. 1.375%, 1/15/2026[3]	2,213,382
630,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,8]	590,995
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	3,422,496
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,764,212
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	2,352,153
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	230,439
		11,573,677
	TOTAL CORPORATE (Cost $223,556,443)	225,617,565
	U.S. GOVERNMENT — 13.1%
3,000,000	United States Treasury Bill 3.219%, 1/4/2024	2,999,130
5,000,000	4.790%, 1/18/2024	4,988,275
10,000,000	5.033%, 2/1/2024	9,956,100
10,000,000	5.134%, 2/20/2024	9,928,350
5,000,000	5.192%, 2/29/2024	4,957,635
2,000,000	5.170%, 3/7/2024	1,981,218
8,500,000	5.182%, 3/14/2024	8,411,881
10,000,000	5.229%, 3/21/2024	9,886,180
20,750,000	United States Treasury Note 4.000%, 12/15/2025	20,641,789
36,250,000	4.625%, 11/15/2026	36,827,752
	TOTAL U.S. GOVERNMENT (Cost $109,973,492)	110,578,310
	TOTAL BONDS (Cost $753,778,605)	749,164,769

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 5.0%
42,799,960	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.15%[11,12]	$42,799,960
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $42,799,960)	42,799,960
	TOTAL INVESTMENTS — 100.3%
	(Cost $851,938,688)	847,623,176
	Liabilities in Excess of Other Assets — (0.3)%	(2,856,650)
	TOTAL NET ASSETS — 100.0%	$844,766,526

Principal Amount
	SECURITIES SOLD SHORT — (0.8)%
	BONDS — (0.8)%
	U.S. GOVERNMENT — (0.8)%
$(1,700,000)	United States Treasury Note 4.125%, 10/31/2027	(1,710,890)
(600,000)	3.500%, 1/31/2028	(590,613)
(4,650,000)	1.375%, 10/31/2028	(4,139,588)
	TOTAL U.S. GOVERNMENT
	(Proceeds $6,419,770)	(6,441,091)
	TOTAL BONDS
	(Proceeds $6,419,770)	(6,441,091)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,419,770)	$(6,441,091)

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $404,957,995 which represents 47.94% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Convertible security.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $409,687, which represents 0.05% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(75)	U.S. 5 Year Treasury Note	Mar 2024	$(7,965,235)	$(192,773)
(47)	U.S. 10 Year Treasury Note	Mar 2024	(5,120,062)	(185,797)

TOTAL FUTURES CONTRACTS			$(13,085,297)	$(378,570)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	December 31, 2023	(Depreciation)
Euro	JP Morgan	EUR per USD	1/11/2024	(902,500)	$(961,069)	$(996,896)	$(35,827)
Euro	JP Morgan	EUR per USD	1/12/2024	(7,103,750)	(7,575,375)	(7,847,083)	(271,708)
Euro	JP Morgan	EUR per USD	1/18/2024	(12,300,000)	(13,088,797)	(13,590,460)	(501,663)
Euro	JP Morgan	EUR per USD	1/25/2024	(3,500,000)	(4,071,683)	(3,868,331)	203,352
Euro	JP Morgan	EUR per USD	3/7/2024	(1,950,000)	(2,111,074)	(2,158,750)	(47,676)
Euro	JP Morgan	EUR per USD	3/14/2024	(2,250,000)	(2,435,400)	(2,491,564)	(56,164)
Euro	JP Morgan	EUR per USD	3/22/2024	(855,000)	(938,816)	(947,098)	(8,282)
Euro	JP Morgan	EUR per USD	4/25/2024	(3,920,000)	(4,225,133)	(4,348,532)	(123,399)
					(35,407,347)	(36,248,714)	(841,367)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(35,407,347)	$(36,248,714)	$(841,367)

EUR – Euro

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Bonds
Asset-Backed Securities	44.7%
Corporate	26.7%
U.S. Government	13.1%
Commercial Mortgage-Backed Securities	4.2%
Total Bonds	88.7%
Bank Loans	6.6%
Short-Term Investments	5.0%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $851,938,688)	$847,623,176
Foreign currency, at value (cost $4,030,867)	4,134,434
Cash	1,335,599
Cash held by broker for futures contracts	2,191,753
Cash held by broker for securities sold short and swap contracts	13,609,884
Receivables:
Investment securities sold	51,042
Fund shares sold	10,765,253
Interest	7,526,076
Prepaid expenses	33,946
Total assets	887,271,163

Liabilities:
Securities sold short, at value (proceeds $6,419,770)	6,441,091
Payables:
Variation margin on futures contracts	378,570
Due to custodian	60,162
Investment securities purchased	32,181,606
Fund shares redeemed	1,898,160
Unrealized depreciation on forward foreign currency exchange contracts	841,367
Advisory fees	345,692
Shareholder servicing fees (Note 6)	102,275
Fund administration and accounting fees	121,099
Transfer agent fees and expenses	4,269
Custody fees	27,187
Interest on securities sold short	31,623
Trustees' deferred compensation (Note 3)	21,683
Auditing fees	16,125
Trustees' fees and expenses	6,189
Chief Compliance Officer fees	2,752
Accrued other expenses	24,787
Total liabilities	42,504,637

Net Assets	$844,766,526

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$869,291,489
Total accumulated earnings (deficit)	(24,524,963)
Net Assets	$844,766,526

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$844,766,526
Shares of beneficial interest issued and outstanding	85,011,540
Offering and redemption price per share	$9.94

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Investment Income:
Interest	$27,771,349
Total investment income (loss)	27,771,349

Expenses:
Advisory fees	2,021,461
Shareholder servicing fees (Note 6)	368,404
Fund administration and accounting fees	306,978
Transfer agent fees and expenses	20,098
Custody fees	24,257
Interest on securities sold short	176,294
Commitment fees (Note 12)	84,014
Registration fees	32,845
Brokerage expense	32,416
Shareholder reporting fees	20,438
Auditing fees	16,384
Miscellaneous	14,150
Trustees' fees and expenses	11,257
Legal fees	7,939
Chief Compliance Officer fees	5,038
Insurance fees	2,935
Net expenses	3,144,908
Net investment income (loss)	24,626,441

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,899,267)
Futures contracts	659,739
Securities sold short	1,358,091
Forward contracts	848,070
Swap contracts	358,391
Foreign currency transactions	(40,200)
Net realized gain (loss)	284,824
Net change in unrealized appreciation (depreciation) on:
Investments	19,181,015
Futures contracts	(473,883)
Securities sold short	(1,165,481)
Forward contracts	(751,699)
Foreign currency transactions	91,618
Net change in unrealized appreciation (depreciation)	16,881,570
Net realized and unrealized gain (loss)	17,166,394

Net Increase (Decrease) in Net Assets from Operations	$41,792,835

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$24,626,441	$43,611,913
Net realized gain (loss) on investments, futures contracts, purchased option contracts, securities sold short, swap contracts, forward contracts, and foreign currency	284,824	(7,302,849)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, purchased options contracts, securities sold short, swap contract, forward contracts, and foreign currency	16,881,570	14,589,667
Net increase (decrease) in net assets resulting from operations	41,792,835	50,898,731

Distributions to Shareholders:
Distributions	(25,746,090)	(42,994,012)
Total distributions to shareholders	(25,746,090)	(42,994,012)

Capital Transactions:
Net proceeds from shares sold	115,832,448	244,342,645
Reinvestment of distributions	21,308,131	35,965,439
Cost of shares redeemed	(120,592,258)	(501,326,712)
Net increase (decrease) in net assets from capital transactions	16,548,321	(221,018,628)

Total increase (decrease) in net assets	32,595,066	(213,113,909)

Net Assets:
Beginning of period	812,171,460	1,025,285,369
End of period	$844,766,526	$812,171,460

Capital Share Transactions:
Shares sold	11,695,289	25,146,306
Shares reinvested	2,163,518	3,724,219
Shares redeemed	(12,208,116)	(51,533,118)
Net increase (decrease) in capital share transactions	1,650,691	(22,662,593)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,				For the Period February 1, 2019 through June 30,	For the Year Ended January 31,
	(Unaudited)	2023	2022	2021	2020	2019*	2019

Net asset value, beginning of period	$9.74	$9.67	$10.06	$9.75	$9.87	$9.83	$9.90
Income from Investment Operations:
Net investment income (loss)[1,2]	0.30	0.45	0.14	0.16	0.28	0.14	0.29
Net realized and unrealized gain (loss)	0.21	0.08	(0.40)	0.30	(0.13)	0.06	(0.08)
Total from investment operations	0.51	0.53	(0.26)	0.46	0.15	0.20	0.21

Less Distributions:
From net investment income	(0.31)	(0.46)	(0.13)	(0.15)	(0.27)	(0.16)	(0.28)
From return of capital	-	-	- [3]	-	-	-	-
Total distributions	(0.31)	(0.46)	(0.13)	(0.15)	(0.27)	(0.16)	(0.28)

Net asset value, end of period	$9.94	$9.74	$9.67	$10.06	$9.75	$9.87	$9.83

Total return[4]	5.28%[7]	5.64%	(2.63)%	4.75%	1.64%	2.01%[7]	2.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$844,767	$812,171	$1,025,285	$856,244	$625,347	$582,734	$544,830

Ratio of expenses to average net assets
(including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.76%[8]	0.88%	0.75%	0.90%	0.82%	0.77%[8]	0.80%
After fees waived and expenses absorbed/recovered[5,6]	0.76%[8]	0.88%	0.75%	0.94%	0.85%	0.77%[8]	0.77%

Ratio of net investment income (loss) to average net assets
(including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	5.97%[8]	4.68%	1.39%	1.64%	2.86%	3.44%[8]	2.89%
After fees waived and expenses absorbed/recovered[2]	5.97%[8]	4.68%	1.39%	1.60%	2.83%	3.44%[8]	2.92%

Portfolio turnover rate	58%[7]	115%	111%	167%	147%	45%[7]	214%

*	Fiscal year end changed to June 30 effective February 1, 2019.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.07% for the six months ended December 31, 2023, 0.20%, 0.06%, 0.20%, and 0.10% for the fiscal years ended June 30, 2023, 2022, 2021, and 2020, respectively, 0.02% for the period ended June 30, 2019, and 0.02% for the fiscal year ended January 31, 2019.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 3.3%
224,005	Berry Global, Inc. 7.222% (1-Month Term SOFR+175 basis points), 7/1/2029[2,3,4]	$224,542
246,246	Citadel Securities LP 7.963% (1-Month Term SOFR+250 basis points), 2/2/2028[2,3,4]	246,990
103,253	Flutter Financing B.V. 8.092% (1-Month Term SOFR+325 basis points), 7/4/2028[2,3,4,5]	103,740
250,000	Hilton Domestic Operating Co., Inc. 7.207% (1-Month Term SOFR+175 basis points), 6/21/2028[2,3,4]	251,184
248,721	KFC Holding Co. 7.223% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	249,317
250,000	Match Group Holdings II LLC 7.270% (1-Month Term SOFR+175 basis points), 2/13/2027[2,3,4]	250,625
200,000	SkyMiles IP Ltd. 8.558% (1-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	205,104
245,618	Trans Union LLC 7.198% (1-Month Term SOFR+175 basis points), 11/16/2026[2,3,4]	246,219
235,127	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	235,432
	TOTAL BANK LOANS (Cost $1,988,895)	2,013,153
	BONDS — 92.5%
	ASSET-BACKED SECURITIES — 60.6%
400,000	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	400,602
945,948	Apidos CLO XV Series 2013-15A, Class A1RR, 6.687% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,6]	945,980
486,550	Ares CLO Ltd. Series 2017-42A, Class AR, 6.594% (3-Month Term SOFR+118.16 basis points), 1/22/2028[3,4,6]	486,607
671,499	Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 6.525% (3-Month Term SOFR+113.16 basis points), 1/15/2029[3,4,6]	670,111
297,623	BMW Vehicle Lease Trust Series 2021-2, Class A4, 0.430%, 1/27/2025[3]	296,436
130,002	Series 2022-1, Class A3, 1.100%, 3/25/2025[3]	129,267
104,182	Capital One Prime Auto Receivables Trust Series 2022-1, Class A2, 2.710%, 6/16/2025[3]	103,817
1,521,038	Carbone Clo Ltd. Series 2017-1A, Class A1, 6.817% (3-Month Term SOFR+140.16 basis points), 1/20/2031[3,4,6]	1,522,032

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
1,091,551	Carlyle U.S. CLO, Ltd. Series 2017-1A, Class A1R, 6.677% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,6]	$1,091,776
697,634	CarMax Auto Owner Trust Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	682,255
359,832	CIFC Funding Ltd. Series 2015-3A, Class AR, 6.528% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,6]	359,179
981,635	Series 2018-1A, Class A, 6.657% (3-Month Term SOFR+126.16 basis points), 4/18/2031[3,4,6]	980,619
494,105	Series 2013-3RA, Class A1, 6.640% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,6]	494,204
999,828	Series 2018-3A, Class A, 6.757% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,6]	1,002,260
313,323	CNH Equipment Trust Series 2022-C, Class A2, 5.420%, 7/15/2026[3]	313,010
51,022	Daimler Trucks Retail Trust Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	50,961
600,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	605,075
417,437	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,6]	416,148
33,417	DLLMT LLC Series 2023-1A, Class A1, 5.533%, 5/20/2024[3,6]	33,417
815,121	Dryden Senior Loan Fund Series 2013-30A, Class AR, 6.461% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	812,868
469,760	Series 2015-41A, Class AR, 6.625% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,6]	469,243
993,539	Series 2015-40A, Class AR, 6.741% (3-Month Term SOFR+136.16 basis points), 8/15/2031[3,4,6]	992,242
93,991	Fifth Third Auto Trust Series 2023-1, Class A1, 5.618%, 8/15/2024[3]	94,002
400,000	Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	400,741
369,460	Flatiron CLO 17 Ltd. Series 2017-1A, Class AR, 6.621% (3-Month Term SOFR+124.16 basis points), 5/15/2030[3,4,6]	369,064
558,631	Ford Credit Auto Lease Trust Series 2022-A, Class A3, 3.230%, 5/15/2025[3]	556,131
286,052	Series 2023-A, Class A2A, 5.190%, 6/15/2025[3]	285,749
378,207	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	377,481

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
350,000	Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.440%, 9/15/2026[3]	$342,792
248,044	Galaxy CLO Ltd. Series 2017-23A, Class AR, 6.530% (3-Month Term SOFR+113.16 basis points), 4/24/2029[3,4,6]	247,730
1,087,884	Series 2013-15A, Class ARR, 6.625% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,6]	1,086,699
849,599	Gilbert Park CLO Ltd. Series 2017-1A, Class A, 6.845% (3-Month Term SOFR+145.16 basis points), 10/15/2030[3,4,6]	848,731
717,178	GM Financial Automobile Leasing Trust Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	712,658
52,612	GM Financial Consumer Automobile Receivables Trust Series 2022-2, Class A2, 2.520%, 5/16/2025[3]	52,509
85,613	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	84,960
63,808	Series 2021-1, Class A3, 0.350%, 10/16/2025[3]	62,961
750,000	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	734,451
349,169	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	348,465
855,356	Goldentree Loan Management U.S. Clo 2 Ltd. Series 2017-2A, Class AR, 6.587% (3-Month Term SOFR+117.16 basis points), 11/20/2030[3,4,6]	854,715
1,000,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class CR2, 7.752% (3-Month Term SOFR+236.16 basis points), 10/29/2029[3,4,6]	1,004,057
241,213	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.937% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,6]	241,587
39,359	Honda Auto Receivables Owner Trust Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	39,252
166,310	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	164,303
400,000	Hyundai Auto Lease Securitization Trust Series 2021-C, Class B, 0.760%, 2/17/2026[3,6]	395,916
866,595	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	843,220
609,192	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	608,308
437,584	LCM XIV LP Series 14A, Class AR, 6.717% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,6]	437,045
540,000	LCM XVIII LP Series 18A, Class BR, 7.277% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,6]	536,437

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
230,812	Madison Park Funding Ltd. Series 2013-11A, Class AR2, 6.574% (3-Month Term SOFR+116.16 basis points), 7/23/2029[3,4,6]	$230,524
500,000	Series 2019-33A, Class AR, 6.684% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,6]	499,076
250,000	Mariner CLO LLC Series 2016-3A, Class BR2, 7.174% (3-Month Term SOFR+176.16 basis points), 7/23/2029[3,4,6]	249,495
600,000	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	597,748
74,414	MMAF Equipment Finance LLC Series 2022-A, Class A2, 2.770%, 2/13/2025[3,6]	74,045
195,171	Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.950%, 5/15/2026[3]	194,822
1,415,441	OCP CLO Ltd. Series 2014-7A, Class A1RR, 6.797% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,6]	1,416,224
500,000	Series 2014-6A, Class BR, 7.814% (3-Month Term SOFR+241.16 basis points), 10/17/2030[3,4,6]	499,444
500,000	Rad CLO 3 Ltd. Series 2019-3A, Class A, 7.135% (3-Month Term SOFR+174.16 basis points), 4/15/2032[3,4,6]	500,779
937,031	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 6.729% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,6]	936,380
500,000	Signal Peak CLO 2 LLC Series 2015-1A, Class BR2, 7.177% (3-Month Term SOFR+176.16 basis points), 4/20/2029[3,4,6]	497,925
172,404	Stratus CLO Ltd. Series 2021-3A, Class A, 6.627% (3-Month Term SOFR+121.16 basis points), 12/29/2029[3,4,6]	171,637
625,000	Series 2021-1A, Class C, 7.427% (3-Month Term SOFR+201.16 basis points), 12/29/2029[3,4,6]	616,108
1,000,000	Symphony CLO XVI Ltd. Series 2015-16A, Class AR, 6.805% (3-Month Term SOFR+141.16 basis points), 10/15/2031[3,4,6]	1,000,761
181,291	Symphony Static CLO Ltd. Series 2021-1A, Class A, 6.470% (3-Month Term SOFR+109.16 basis points), 10/25/2029[3,4,6]	180,073
377,862	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	377,358
389,342	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,6]	388,813

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
773,061	Voya CLO Ltd. Series 2015-1A, Class A1R, 6.557% (3-Month Term SOFR+116.16 basis points), 1/18/2029[3,4,6]	$773,069
514,758	Series 2017-1A, Class A1R, 6.614% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,6]	514,372
703,528	Series 2017-2A, Class A1R, 6.635% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	702,757
879,804	Series 2013-2A, Class A1R, 6.610% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,6]	878,811
	World Omni Auto Receivables Trust
522,173	Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	506,872
302,412	World Omni Select Auto Trust Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	296,927
816,469	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	816,883
	TOTAL ASSET-BACKED SECURITIES (Cost $37,284,249)	37,508,976
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	544,305
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $760,738)	544,305
	CORPORATE — 20.2%
	BASIC MATERIALS — 0.6%
240,000	Georgia-Pacific LLC 0.625%, 5/15/2024[6]	235,719
120,000	Nucor Corp. 3.950%, 5/23/2025	118,178
		353,897
	COMMUNICATIONS — 1.3%
375,000	AT&T, Inc. 6.808% (3-Month Term SOFR+144.16 basis points), 6/12/2024[4]	376,328
350,000	Fox Corp. 4.030%, 1/25/2024[3]	349,581
70,000	Verizon Communications, Inc. 6.127% (SOFR Index+79 basis points), 3/20/2026[4]	70,064
		795,973
	CONSUMER, CYCLICAL — 2.7%
350,000	7-Eleven, Inc. 0.800%, 2/10/2024[3,6]	348,040

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) CONSUMER, CYCLICAL (Continued)
250,000	Daimler Trucks Finance North America LLC 6.400% (SOFR Rate+100 basis points), 4/5/2024[4,6]	$250,265
130,000	General Motors Financial Co., Inc. 6.020% (SOFR Rate+62 basis points), 10/15/2024[4]	129,793
125,000	Hyundai Capital America 0.800%, 1/8/2024[6]	124,916
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	222,022
200,000	Mercedes-Benz Finance North America LLC 3.650%, 2/22/2024[6]	199,554
150,000	0.750%, 3/1/2024[6]	148,803
15,000	Starbucks Corp. 5.766% (SOFR Index+42 basis points), 2/14/2024[3,4]	15,000
80,000	Toyota Motor Credit Corp. 5.683% (SOFR Index+33 basis points), 1/11/2024[4]	79,999
90,000	4.450%, 5/18/2026	89,896
90,000	6.234% (SOFR Index+89 basis points), 5/18/2026[4]	90,493
		1,698,781
	CONSUMER, NON-CYCLICAL — 7.2%
250,000	Amgen, Inc. 3.625%, 5/22/2024[3]	248,058
265,000	Baxter International, Inc. 5.784% (SOFR Index+44 basis points), 11/29/2024[4]	264,398
356,000	Biogen, Inc. 4.050%, 9/15/2025[3]	350,375
225,000	Cigna Group 3.250%, 4/15/2025[3]	219,680
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,5]	146,252
350,000	Gilead Sciences, Inc. 3.700%, 4/1/2024[3]	348,374
275,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	268,700
250,000	Humana, Inc. 4.500%, 4/1/2025[3]	248,066
225,000	McCormick & Co., Inc. 3.150%, 8/15/2024[3]	221,550
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	221,596

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) CONSUMER, NON-CYCLICAL (Continued)
360,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	$343,861
335,000	PepsiCo, Inc. 5.746% (SOFR Index+40 basis points), 11/12/2024[4]	335,561
400,000	Pfizer, Inc. 3.400%, 5/15/2024	397,198
275,000	Stryker Corp. 3.500%, 3/15/2026[3]	268,378
250,000	Sysco Corp. 3.750%, 10/1/2025[3]	244,080
350,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/2024[3]	338,990
		4,465,117
	ENERGY — 1.3%
300,000	Enbridge, Inc. 5.975% (SOFR Index+63 basis points), 2/16/2024[4,5]	300,088
250,000	TransCanada PipeLines Ltd. 6.853% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	250,351
250,000	Williams Cos., Inc. 4.300%, 3/4/2024[3]	249,405
		799,844
	FINANCIAL — 0.4%
250,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	247,580
	INDUSTRIAL — 3.2%
320,000	Boeing Co. 1.433%, 2/4/2024[3]	318,659
340,000	Canadian Pacific Railway Co. 1.350%, 12/2/2024[3,5]	327,969
250,000	Caterpillar Financial Services Corp. 5.603% (SOFR Rate+27 basis points), 9/13/2024[4]	250,023
340,000	John Deere Capital Corp. 6.127% (SOFR Index+79 basis points), 6/8/2026[4]	342,183
150,000	Packaging Corp. of America 3.650%, 9/15/2024[3]	147,920
365,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	360,324
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	220,928
		1,968,006

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued)
	TECHNOLOGY — 1.5%
220,000	Fidelity National Information Services, Inc. 0.600%, 3/1/2024	$218,094
225,000	Hewlett Packard Enterprise Co. 1.450%, 4/1/2024[3]	222,567
200,000	International Business Machines Corp. 3.000%, 5/15/2024	198,223
300,000	4.000%, 7/27/2025	296,831
		935,715
	UTILITIES — 2.0%
465,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	461,246
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	146,678
280,000	Dominion Energy, Inc. 3.300%, 3/15/2025[3]	273,551
225,000	Eversource Energy 0.800%, 8/15/2025[3]	209,750
125,000	NextEra Energy Capital Holdings, Inc. 4.255%, 9/1/2024	123,861
		1,215,086
	TOTAL CORPORATE (Cost $12,505,696)	12,479,999
	U.S. GOVERNMENT — 10.8%
1,000,000	United States Treasury Bill 4.885%, 1/23/2024	996,930
1,500,000	4.990%, 1/30/2024	1,493,830
1,000,000	5.033%, 2/1/2024	995,610
1,000,000	5.106%, 2/13/2024	993,848
750,000	5.170%, 3/7/2024	742,957
750,000	5.182%, 3/14/2024	742,225
750,000	5.229%, 3/21/2024	741,464
	TOTAL U.S. GOVERNMENT (Cost $6,705,915)	6,706,864
	TOTAL BONDS (Cost $57,256,598)	57,240,144

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.6%
992,101	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.15%[7,8]	$992,101
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $992,101)	992,101
	TOTAL INVESTMENTS — 97.4%
	(Cost $60,237,594)	60,245,398
	Other Assets in Excess of Liabilities — 2.6%	1,608,922
	TOTAL NET ASSETS — 100.0%	$61,854,320

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,885,637 which represents 46.70% of total net assets of the Fund.
[7]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $535,344, which represents 0.87% of total net assets of the Fund.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	60.6%
Corporate	20.2%
U.S. Government	10.8%
Commercial Mortgage-Backed Securities	0.9%
Total Bonds	92.5%
Bank Loans	3.3%
Short-Term Investments	1.6%
Total Investments	97.4%
Other Assets in Excess of Liabilities	2.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $60,237,594)	$60,245,398
Cash	922,364
Cash held at broker for futures contracts	32,086
Cash held at broker for securities sold short	140,935
Receivables:
Investment securities sold	161,794
Fund shares sold	193
Interest	452,910
Prepaid expenses	18,480
Total assets	61,974,160

Liabilities:
Payables:
Fund shares redeemed	40,530
Advisory fees	7,014
Shareholder servicing fees (Note 6)	6,872
Fund administration and accounting fees	19,623
Transfer agent fees and expenses	2,909
Custody fees	8,088
Auditing fees	12,029
Trustees' deferred compensation (Note 3)	12,286
Trustees' fees and expenses	1,880
Chief Compliance Officer fees	2,191
Accrued other expenses	6,418
Total liabilities	119,840
Commitments and contingencies (Note 3)

Net Assets	$61,854,320

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$62,183,007
Total accumulated earnings (deficit)	(328,687)
Net Assets	$61,854,320

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$61,854,320
Shares of beneficial interest issued and outstanding	3,121,827
Offering and redemption price per share	$19.81

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Investment Income:
Interest	$2,201,838
Total investment income	2,201,838

Expenses:
Advisory fees	95,630
Shareholder servicing fees (Note 6)	15,589
Fund administration and accounting fees	50,196
Transfer agent fees and expenses	10,607
Custody fees	6,661
Registration fees	13,145
Auditing fees	12,358
Legal fees	6,573
Chief Compliance Officer fees	5,038
Trustees' fees and expenses	4,162
Shareholder reporting fees	2,909
Miscellaneous	2,550
Insurance fees	1,880
Commitment fees (Note 12)	1,009
Total expenses	228,307
Advisory fees (waived) recovered	(36,325)
Net expenses	191,982
Net investment income (loss)	2,009,856

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	55,585
Net realized gain (loss)	55,585
Net change in unrealized appreciation (depreciation) on:
Investments	344,657
Net change in unrealized appreciation (depreciation)	344,657
Net realized and unrealized gain (loss)	400,242

Net Increase (Decrease) in Net Assets from Operations	$2,410,098

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,009,856	$2,388,246
Net realized gain (loss) on investments, futures contracts, 55,585 (441,047) and securities sold short
Net change in unrealized appreciation (depreciation) on investments, futures contracts, and securities sold short	344,657	438,175
Net increase (decrease) in net assets resulting from operations	2,410,098	2,385,374

Distributions to Shareholders:
Distributions	(1,878,484)	(2,254,913)
Total distributions to shareholders	(1,878,484)	(2,254,913)

Capital Transactions:
Net proceeds from shares sold	6,025,013	70,349,804
Reinvestment of distributions	1,652,244	1,749,214
Cost of shares redeemed	(27,269,212)	(34,087,476)
Net increase (decrease) in net assets from capital transactions	(19,591,955)	38,011,542

Total increase (decrease) in net assets	(19,060,341)	38,142,003

Net Assets:
Beginning of period	80,914,661	42,772,658
End of period	$61,854,320	$80,914,661

Capital Share Transactions:
Shares sold	303,072	3,568,267
Shares reinvested	83,595	88,931
Shares redeemed	(1,366,522)	(1,728,971)
Net increase (decrease) in capital share transactions	(979,855)	1,928,227

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,				For the Period August 1, 2018 through June 30,	For the Year Ended July 31,
	(Unaudited)	2023	2022	2021	2020	2019*	2018

Net asset value, beginning of period	$19.73	$19.68	$20.06	$20.01	$20.05	$20.02	$20.03
Income from Investment Operations:
Net investment income (loss)[1]	0.53	0.76	0.10	0.12	0.39	0.46	0.35
Net realized and unrealized gain (loss)	0.10	(0.09)	(0.35)	0.05	(0.01)	0.06	(0.02)
Total from investment operations	0.63	0.67	(0.25)	0.17	0.38	0.52	0.33
Less Distributions:
From net investment income	(0.55)	(0.62)	(0.13)	(0.12)	(0.42)	(0.49)	(0.34)
Total distributions	(0.55)	(0.62)	(0.13)	(0.12)	(0.42)	(0.49)	(0.34)

Net asset value, end of period	$19.81	$19.73	$19.68	$20.06	$20.01	$20.05	$20.02

Total return[2]	3.20%[4]	3.48%	(1.23)%	0.87%	1.91%	2.64%[4]	1.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,854	$80,915	$42,773	$71,362	$40,687	$47,787	$66,118

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5,6]	0.60%[3]	0.70%	0.76%	0.67%	0.82%	0.79%[3]	0.84%
After fees waived and expenses absorbed[5,6]	0.50%[3]	0.52%	0.53%	0.51%	0.50%	0.51%[3]	0.51%

Ratio of net investment income (loss) to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	5.17%[3]	3.67%	0.28%	0.44%	1.65%	2.23%[3]	1.44%
After fees waived and expenses absorbed	5.27%[3]	3.85%	0.51%	0.60%	1.97%	2.51%[3]	1.77%

Portfolio turnover rate	47%[4]	107%	112%	117%	100%	72%[4]	147%

*	Fiscal year end changed to June 30 effective August 1, 2018.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.
[4]	Not annualized.
[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended December 31, 2023, 0.02%, 0.03%, 0.01% and 0.00% for the fiscal years ended June 30, 2023, 2022, 2021 and 2020, respectively, 0.01% for the period ended June 30, 2019, and 0.01% for the fiscal year ended July 31, 2018.
[6]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Income Plus Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(f) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Funds bear risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Funds is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Funds deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(k) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.50% of the Income Plus Fund and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until October 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

For the six months ended December 31, 2023, the Advisor waived advisory fees totaling $36,325 for the Ultra-Short Duration Investment Grade Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than dates stated below:

Ultra-Short Duration Investment Grade Fund

June 30, 2024	$80,185
June 30, 2025	134,708
June 30, 2026	112,254
June 30, 2027	36,325
Total	$363,472

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2023, are reported on the Statement of Operations.

The Funds have a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended December 31, 2023, no credits were earned to reduce total fees.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2023, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$845,542,070	$60,237,980
Gross unrealized appreciation	$9,496,375	$283,768
Gross unrealized depreciation	(13,856,360)	(276,350)
Net unrealized appreciation (depreciation) on investments	$(4,359,985)	$7,418

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$677,066	$2,696
Undistributed long-term gains	-	-
Tax accumulated earnings	677,066	2,696

Accumulated capital and other losses	(18,705,566)	(512,851)
Unrealized appreciation/(depreciation) on investments and securities sold short	(22,548,576)	(340,630)
Unrealized appreciation/(depreciation) on foreign currency translations, forwards, futures and swaps	22,435	-
Unrealized deferred compensation	(17,068)	(9,515)
Total accumulated earnings (deficit)	$(40,571,709)	$(860,300)

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The tax character of the distribution paid during the fiscal years ended June 30, 2023 and June 30, 2022, were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	2023	2022	2023	2022
Ordinary income	$42,994,012	$12,171,104	$2,254,913	$344,880
Net long-term capital gains	-	-	-	-
Total taxable distributions	42,994,012	12,171,104	2,254,913	344,880
Return of Capital	-	430,037	-	-
Total distributions paid	$42,994,012	$12,601,141	$2,254,913	$344,880

At June 30, 2023, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$19,704	$18,685,862	$18,705,566
Ultra-Short Duration Investment Grade Fund	95,442	417,409	512,851

Note 5 – Investment Transactions

For the six months ended December 31, 2023, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, forward contracts and swap contracts were $411,946,921 and $386,406,348, respectively. Securities sold short and short securities covered were $21,234,618 and $55,050,750, respectively, for the same period.

For the six months ended December 31, 2023, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $26,933,685 and $33,609,980, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Funds’ assets carried at fair value:

Income Plus Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$55,658,447	$-	$55,658,447
Bonds
Asset-Backed Securities	-	377,832,485	-	377,832,485
Commercial Mortgage-Backed Securities	-	35,136,409	-	35,136,409
Corporate*	-	225,617,565	-	225,617,565
U.S. Government	-	110,578,310	-	110,578,310
Short-Term Investments	42,799,960	-	-	42,799,960
Total Assets	$42,799,960	$804,823,216	$-	$847,623,176

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$6,441,091	$-	$6,441,091
Total Securities Sold Short	$-	$6,441,091	$-	$6,441,091
Other Financial Instruments**
Futures Contracts	378,570	-	-	378,570
Forward Contracts	-	841,367	-	841,367
Total Liabilities	$378,570	$7,282,458	$-	$7,661,028

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$2,013,153	$-	$2,013,153
Bonds
Asset-Backed Securities	-	37,508,976	-	37,508,976
Commercial Mortgage-Backed Securities	-	544,305	-	544,305
Corporate*	-	12,479,999	-	12,479,999
U.S. Government	-	6,706,864	-	6,706,864
Short-Term Investments	992,101	-	-	992,101
Total Assets	$992,101	$59,253,297	$-	$60,245,398

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
***	The Funds did not hold any level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2023 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Liabilities
Unrealized depreciation on open futures contracts*	$-	$-	$-	$378,570	$378,570
Unrealized depreciation on forward foreign currency exchange contracts	-	-	841,367	-	841,367
	$-	$-	$841,367	$378,570	$1,219,937

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2023 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$659,739	$659,739
Forward contracts	-	-	848,070	-	848,070
Swap contracts	358,391	-	-	-	358,391
	$358,391	$-	$848,070	$659,739	$1,866,200

Income Plus Fund Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$-	$(473,883)	$(473,883)
Forward contracts	-	-	(751,699)	-	(751,699)
	$-	$-	$(751,699)	$(473,883)	$(1,225,582)

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2023 are as follows:

Income Plus Fund

Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(17,606,401)
Forward contracts	Foreign exchange contracts	Notional amount	(31,694,319)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold swap contracts at December 31, 2023.

Note 11 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2023, the total unfunded amount was 3.64% of the Income Plus Fund’s net assets and the Ultra-Short Duration Investment Grade Fund had no unfunded loan commitments outstanding.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

As of December 31, 2023, the Income Plus Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Asplundh Tree Expert LLC	$2,000,000	$2,005,000	$2,004,730	$(270)
Berry Global, Inc.	2,000,000	2,005,000	2,004,790	(210)
Cable One, Inc.	1,500,000	1,501,875	1,496,249	(5,626)
Calpine Construction Finance Co. LP	1,000,000	1,002,500	1,001,375	(1,125)
Charter Communications Operating LLC	1,750,000	1,745,625	1,746,955	1,330
Constellation Renewables LLC	2,000,000	2,005,000	2,002,180	(2,820)
Elanco Animal Health, Inc.	2,000,000	1,983,750	1,990,280	6,530
FleetCor Technologies Operating Co. LLC	2,000,000	2,005,000	2,003,910	(1,090)
Froneri US, Inc.	1,500,000	1,503,750	1,503,450	(300)
Great Outdoors Group LLC	1,500,000	1,501,875	1,501,876	1
GTCR W Merger Sub LLC	900,000	895,500	905,063	9,563
Hudson River Trading LLC	2,000,000	1,995,000	1,996,410	1,410
Iron Mountain, Inc.	1,500,000	1,488,750	1,502,348	13,598
MKS Instruments, Inc.	2,000,000	2,005,000	2,008,040	3,040
NortonLifeLock, Inc.	2,000,000	2,002,500	2,005,310	2,810
Nuvei Technologies Corp.	2,000,000	1,995,938	2,002,190	6,252
SS&C Technologies, Inc.	1,045,000	1,048,919	1,047,962	(957)
Vistra Operations Co. LLC	1,500,000	1,503,750	1,501,943	(1,807)
WMG Acquisition Corp.	500,000	501,875	501,062	(813)

Note 12 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 3.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended December 31, 2023 are disclosed in the Statement of Operations. During the six months ended December 31, 2023, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund did not borrow under the line of credit. There was no line of credit payable balance in the Funds at December 31, 2023.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Note 14 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 15 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

On or about March 1, 2024, the Income Plus Fund will be launching Class T shares, and the existing shares in the Fund will be renamed Class I shares.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-20, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Advisor”) with respect to the Palmer Square Income Plus Fund (the “Income Plus Fund”) and the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Ultra-Short Fund” and together with the Income Plus Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each a “Fund Universe”) for various periods ended June 30, 2023; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Income Plus Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Ultrashort Bond Fund Universe median returns and the Bloomberg U.S. 1-3 Year Corporate Bond Index returns.

•	The Ultra-Short Fund’s annualized total return for the five-year period was the same as the ICE BofA 3-Month U.S. Treasury Bill Index return, but below the Ultrashort Bond Fund Universe and Peer Group median returns by 0.07% and 0.08%, respectively. For the three-year period, the Fund’s annualized total return was below the Fund Universe and Peer Group median returns and the ICE BofA Index return by 0.12%, 0.15%, and 0.26%, respectively. The Fund’s total return for the one-year period was below the ICE BofA Index return by 0.14%, the Fund Universe median return by 0.28%, and the Peer Group median return by 0.55%. The Trustees considered the Advisor’s explanation that for the three- and five-year periods, the Fund’s underperformance was due in part to the Fund’s lower duration relative to the funds in the Peer Group. The Trustees also considered the Advisor’s belief that the Fund’s underperformance over the one-year period was due to the Fund’s higher credit quality relative to the funds in the Peer Group, as lower rated credit generally outperformed during the period.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Income Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Ultrashort Bond Fund Universe medians by 0.24%. The Trustees noted the Advisor’s belief that from a risk and flexibility perspective, the Fund falls between the Fund Universe and the Non-Traditional Bond category, and that as a result, the Fund’s advisory fee is higher than many of the funds in the Fund Universe, but lower than many of the funds in the Non-Traditional Bond category. The Trustees considered that the Fund’s advisory fee was within the range of the advisory fees that the Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund, and higher than the fees that the Advisor charges to manage a private fund and a collective investment trust using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s other clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.34%. The Trustees noted the Advisor’s explanation that the Fund had fully reimbursed previously waived expenses and that the Fund’s net expense ratio had begun to decline. The Trustees also considered the Advisor’s assertion that the investment advisors of certain funds in the Peer Group had significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels.

•	The Ultra-Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Ultrashort Bond Fund Universe medians. The Trustees noted that the Fund’s advisory fee was the same as the fee that the Advisor charges to manage a private fund using the same strategy as the Fund, and within the range of fees that the Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s other clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.15% and 0.16%, respectively. The Trustees noted the Advisor’s explanation that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels. The Trustees also observed that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2023, noting that the Advisor had waived a majority of its advisory fee for the Ultra-Short Fund and had not realized a profit with respect to the Ultra-Short Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Income Plus Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 19-20, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Palmer Square Income Plus Fund

Palmer Square Ultra-Short Duration Investment Grade Fund

The Board has appointed Palmer Square Capital Management LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2022 through June 30, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Palmer Square Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Income Plus Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/23	12/31/23	7/1/23 – 12/31/23
Actual Performance	$ 1,000.00	$ 1,052.80	$ 3.93
Hypothetical (5% annual return before expenses)	1,000.00	1,021.30	3.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

Palmer Square Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

Ultra-Short Duration Investment Grade Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/23	12/31/23	7/1/23 – 12/31/23
Actual Performance	$ 1,000.00	$ 1,032.00	$ 2.57
Hypothetical (5% annual return before expenses)	1,000.00	1,022.68	2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Palmer Square Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 933-9033.

Palmer Square Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/8/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/8/2024